CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Partners Income Trust (1933 Act File No. 2-96408; 1940 Act File No. 811-04254) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class FI, Class I and Class IS of Western Asset Intermediate Maturity California Municipals Fund, Western Asset Intermediate Maturity New York Municipals Fund and Western Asset Massachusetts Municipals Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 366 to the Registrant’s Registration Statement (“Amendment No. 366”), and (b) that Amendment No. 366 was filed electronically.

Dated as of: April 3, 2020 By:/s/ Susan D. Lively

                                                                                                          Name:Susan D. Lively

                                                                                                          Title: Assistant Secretary